GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Belgium – 1.1%
161	Elia Group SA/NV (Utilities)	$ 22,545
1,825	Umicore SA (Materials)	64,266

		86,811

Brazil – 0.6%
2,650	Alupar Investimento SA (Utilities)	13,969
3,409	Centrais Eletricas Brasileiras SA (Utilities)	30,792
680	Cosan SA (Energy)	2,331
207	Energisa SA (Utilities)	1,705

		48,797

Canada – 3.9%
3,252	Algonquin Power & Utilities Corp. (Utilities)	24,371
485	Atco Ltd., Class I (Utilities)	15,408
2,143	Ballard Power Systems, Inc. (Industrials)*	12,978
920	Boralex, Inc., Class A (Utilities)	25,659
66	Capital Power Corp. (Utilities)	2,251
2,288	Fortis, Inc. (Utilities)	91,372
1,512	Hydro One Ltd. (Utilities)(a)	41,957
1,390	Innergex Renewable Energy, Inc. (Utilities)	17,266
2,096	Northland Power, Inc. (Utilities)	58,905
100	SNC-Lavalin Group, Inc. (Industrials)	1,790
67	WSP Global, Inc. (Industrials)	7,974

		299,931

China – 18.6%
1,300	Beijing Easpring Material Technology Co. Ltd., Class A (Industrials)	11,246
6,100	Beijing Jingyuntong Technology Co. Ltd., Class A (Information Technology)	6,088
2,400	BYD Co. Ltd., Class A (Consumer Discretionary)	87,929
7,600	CECEP Solar Energy Co. Ltd., Class A (Utilities)	8,025
12,700	CECEP Wind-Power Corp., Class A (Utilities)	7,261
6,500	China Baoan Group Co. Ltd., Class A (Industrials)	12,021

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
30,200	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	$ 36,833
47,600	China National Nuclear Power Co. Ltd., Class A (Utilities)	41,931
72,300	China Three Gorges Renewables Group Co. Ltd., Class A (Utilities)	59,199
5,400	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	293,497
337	Daqo New Energy Corp. ADR (Information Technology)*	19,179
4,800	Eve Energy Co. Ltd., Class A (Industrials)	56,209
14,800	GCL System Integration Technology Co. Ltd., Class A (Information Technology)*	6,749
12,100	GEM Co. Ltd., Class A (Materials)	13,922
950	Ginlong Technologies Co. Ltd., Class A (Industrials)*	26,517
312	GoodWe Technologies Co. Ltd., Class A (Industrials)	15,144
4,200	Gotion High-tech Co. Ltd., Class A (Industrials)	18,974
4,900	Guangzhou Tinci Materials Technology Co. Ltd., Class A (Materials)	31,101
3,380	Hangzhou First Applied Material Co. Ltd., Class A (Information Technology)	28,673
2,200	Hengdian Group DMEGC Magnetics Co. Ltd., Class A (Information Technology)	6,069
5,960	JA Solar Technology Co. Ltd., Class A (Information Technology)	48,969
3,800	Jilin Electric Power Co. Ltd., Class A (Utilities)*	3,390
221	JinkoSolar Holding Co. Ltd. ADR (Information Technology)*	11,333
19,160	LONGi Green Energy Technology Co. Ltd., Class A (Information Technology)	123,828
820	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A (Industrials)	7,559
5,700	Ming Yang Smart Energy Group Ltd., Class A (Industrials)	21,541
1,200	Ningbo Ronbay New Energy Technology Co. Ltd., Class A (Industrials)	13,082

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
149	NXP Semiconductors NV (Information Technology)	$ 26,200
2,300	Risen Energy Co. Ltd., Class A (Information Technology)*	8,377
200	Shanghai Putailai New Energy Technology Co. Ltd., Class A (Materials)	1,567
1,000	Shenzhen Capchem Technology Co. Ltd., Class A (Materials)	5,612
400	Shenzhen Dynanonic Co. Ltd., Class A (Materials)	12,773
500	Shenzhen SC New Energy Technology Corp., Class A (Information Technology)	9,070
2,896	Shenzhen Senior Technology Material Co. Ltd., Class A (Materials)	9,350
3,800	Sungrow Power Supply Co. Ltd., Class A (Industrials)	61,692
380	Suzhou Maxwell Technologies Co. Ltd., Class A (Industrials)	23,067
5,100	TBEA Co. Ltd., Class A (Industrials)	15,480
8,200	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A (Information Technology)	48,122
4,600	Titan Wind Energy Suzhou Co. Ltd., Class A (Industrials)	9,195
11,400	Tongwei Co. Ltd., Class A (Consumer Staples)	69,718
380	Wuhan DR Laser Technology Corp. Ltd., Class A (Information Technology)	7,083
1,020	Wuxi Shangji Automation Co. Ltd., Class A (Industrials)	16,761
1,900	Xiamen Tungsten Co. Ltd., Class A (Materials)	5,770
8,700	Xinjiang Goldwind Science & Technology Co. Ltd., Class A (Industrials)	14,137
1,610	Xinte Energy Co. Ltd., Class H (Industrials)	3,758
20,198	Xinyi Solar Holdings Ltd. (Information Technology)	23,315
2,900	Zhejiang Chint Electrics Co. Ltd., Class A (Industrials)	11,774

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
3,200	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A (Information Technology)	$ 29,138

		1,428,228

Czech Republic – 0.3%
772	CEZ AS (Utilities)	26,248

Denmark – 4.7%
1,615	Orsted AS (Utilities)(a)	138,725
8,857	Vestas Wind Systems A/S (Industrials)	220,036

		358,761

Finland – 1.6%
241	Fortum OYJ (Utilities)	3,775
2,284	Neste OYJ (Energy)	116,034

		119,809

France – 1.7%
6,625	Electricite de France SA (Utilities)	81,857
986	Engie SA (Utilities)	14,741
325	Vinci SA (Industrials)	32,333

		128,931

Germany – 3.4%
523	BASF SE (Materials)	26,126
982	Encavis AG (Utilities)	19,990
10,284	E.ON SE (Utilities)	96,613
684	Infineon Technologies AG (Information Technology)	22,199
1,449	Nordex SE (Industrials)*	17,933
356	RWE AG (Utilities)	15,395
2,102	Siemens Energy AG (Industrials)	34,218
94	SMA Solar Technology AG (Information Technology)*	6,103
181	VERBIO Vereinigte BioEnergie AG (Energy)	13,996
70	Wacker Chemie AG (Materials)	8,732

		261,305

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – 1.5%
4,237	Adani Green Energy Ltd. (Utilities)*	$ 110,118
56,746	Suzlon Energy Ltd. (Industrials)*	6,445
828	Tata Power Co. Ltd. (The) (Utilities)	2,286

		118,849

Israel – 0.2%
8,500	Enlight Renewable Energy Ltd. (Utilities)*	18,817

Italy – 3.5%
37,483	Enel SpA (Utilities)	198,144
1,391	Eni SpA (Energy)	20,515
6,788	Terna - Rete Elettrica Nazionale (Utilities)	51,092

		269,751

Japan – 2.1%
244	Denso Corp. (Consumer Discretionary)	13,139
534	Hitachi Ltd. (Industrials)	27,932
184	Kyocera Corp. (Information Technology)	9,205
948	Marubeni Corp. (Industrials)	10,517
281	Nidec Corp. (Industrials)	17,185
1,293	Panasonic Holdings Corp. (Consumer Discretionary)	11,805
649	Renesas Electronics Corp. (Information Technology)*	6,121
334	RENOVA, Inc. (Utilities)*	6,537
49	Rohm Co. Ltd. (Information Technology)	3,810
3,074	SUMCO Corp. (Information Technology)	44,566
206	West Holdings Corp. (Utilities)	6,488
454	W-Scope Corp. (Materials)*	6,078

		163,383

Norway – 0.2%
8,568	NEL ASA (Industrials)*(b)	12,889

Portugal – 0.1%
1,578	EDP – Energias de Portugal SA (Utilities)	7,342

Shares	Description	Value

Common Stocks – (continued)
Singapore – 0.2%
373	STMicroelectronics NV (Information Technology)	$ 13,847

South Korea – 5.7%
178	CS Wind Corp. (Industrials)	10,325
162	Ecopro Co. Ltd. (Materials)	17,197
482	Hanwha Solutions Corp. (Materials)*	18,749
207	L&F Co. Ltd. (Information Technology)*	34,546
202	LG Chem Ltd. (Materials)	113,341
153	OCI Co. Ltd. (Materials)	11,032
419	Samsung SDI Co. Ltd. (Information Technology)	231,604

		436,794

Spain – 3.7%
115	Acciona SA (Utilities)	22,072
18,883	Iberdrola SA (Utilities)	209,594
2,032	Siemens Gamesa Renewable Energy SA (Industrials)*	37,723
678	Solaria Energia y Medio Ambiente SA (Utilities)*	11,924

		281,313

Switzerland – 0.5%
908	ABB Ltd. (Industrials)	27,981
45	Accelleron Industries AG (Industrials)*	908
23,982	Meyer Burger Technology AG (Information Technology)*	12,636

		41,525

Taiwan – 0.6%
1,053	Delta Electronics, Inc. (Information Technology)	10,290
4,568	Sino-American Silicon Products, Inc. (Information Technology)	23,501
12,223	United Renewable Energy Co. Ltd. (Information Technology)*	8,424

		42,215

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thailand – 0.5%
14,241	Energy Absolute PCL NVDR (Utilities)	$ 39,070

United Kingdom – 4.2%
3,613	Drax Group PLC (Utilities)	26,139
4,377	ITM Power PLC (Industrials)*(b)	5,377
15,187	National Grid PLC (Utilities)	183,485
5,149	SSE PLC (Utilities)	104,764

		319,765

United States – 40.8%
3,157	AES Corp. (The) (Utilities)	91,300
142	Alliant Energy Corp. (Utilities)	7,995
273	Ameresco, Inc., Class A (Industrials)*	17,887
292	American Electric Power Co., Inc. (Utilities)	28,266
317	Archer-Daniels-Midland Co. (Consumer Staples)	30,908
1,261	Array Technologies, Inc. (Industrials)*	26,405
341	Avangrid, Inc. (Utilities)	14,585
1,430	Bloom Energy Corp., Class A (Industrials)*	30,445
1,152	Brookfield Renewable Corp., Class A (Utilities)	37,236
85	Bunge Ltd. (Consumer Staples)	8,911
391	Clearway Energy, Inc., Class C (Utilities)	13,857
201	Consolidated Edison, Inc. (Utilities)	19,706
460	Dominion Energy, Inc. (Utilities)	28,111
96	DTE Energy Co. (Utilities)	11,137
438	Duke Energy Corp. (Utilities)	43,769
16	Dycom Industries, Inc. (Industrials)*	1,458
3,444	Edison International (Utilities)	229,577
29	EMCOR Group, Inc. (Industrials)	4,492
335	Emerson Electric Co. (Industrials)	32,083
1,198	Enphase Energy, Inc. (Information Technology)*	384,067
279	Enviva, Inc. (Energy)	15,833
552	Exelon Corp. (Utilities)	22,836
860	First Solar, Inc. (Information Technology)*	148,376
330	Fluence Energy, Inc. (Industrials)*	5,669
3,376	FuelCell Energy, Inc. (Industrials)*	11,681
303	Generac Holdings, Inc. (Industrials)*	31,973
2,683	General Electric Co. (Industrials)	230,658

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
2,067	Gevo, Inc. (Energy)*	$ 4,506
467	Green Plains, Inc. (Energy)*	16,140
771	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (Financials)	25,011
403	Itron, Inc. (Information Technology)*	21,432
33	MasTec, Inc. (Industrials)*	2,997
4,642	NextEra Energy, Inc. (Utilities)	393,177
245	ON Semiconductor Corp. (Information Technology)*	18,424
407	Ormat Technologies, Inc. (Utilities)	36,805
5,174	Plug Power, Inc. (Industrials)*	82,577
284	Public Service Enterprise Group, Inc. (Utilities)	17,196
81	Quanta Services, Inc. (Industrials)	12,140
1,919	QuantumScape Corp. (Consumer Discretionary)*(b)	14,373
3,060	REC Silicon ASA (Information Technology)*	5,246
1,593	Schneider Electric SE (Industrials)	227,861
1,222	Sempra Energy (Utilities)	203,084
496	SolarEdge Technologies, Inc. (Information Technology)*	148,235
890	Sunnova Energy International, Inc. (Utilities)*	20,319
765	SunPower Corp. (Industrials)*	18,551
1,840	Sunrun, Inc. (Industrials)*	59,947
277	Tesla, Inc. (Consumer Discretionary)*	53,932
478	Texas Instruments, Inc. (Information Technology)	86,260
38	Timken Co. (The) (Industrials)	2,887
12	Valmont Industries, Inc. (Industrials)	4,064
1,110	Wolfspeed, Inc. (Information Technology)*	100,921
309	Xcel Energy, Inc. (Utilities)	21,698

		3,127,004

TOTAL COMMON STOCKS (Cost $7,899,200)		$7,651,385

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Rate	Value

Preferred Stock – 0.2%
Brazil – 0.2%
1,173	Centrais Eletricas Brasileiras SA, Class B (Utilities)
(Cost $9,975)		3.36%	$ 10,947

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $7,909,175)			$7,662,332

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.4%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
30,902	3.727%	$ 30,902
(Cost $30,902)

TOTAL INVESTMENTS – 100.3%
(Cost $7,940,077)		$7,693,234

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(20,085)

NET ASSETS – 100.0%		$7,673,149

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Sector Name	% of Market Value
Utilities	40.9%
Industrials	25.0
Information Technology	22.6
Materials	4.5
Energy	2.5
Consumer Discretionary	2.4
Consumer Staples	1.4
Financials	0.3
Securities Lending Reinvestment Vehicle	0.4
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Communication Services – 4.5%
15,466	Activision Blizzard, Inc.	$ 1,143,711
12,738	Alphabet, Inc., Class A*	1,286,411
61,035	AT&T, Inc.	1,176,755
3,229	Charter Communications, Inc., Class A*	1,263,476
36,149	Comcast Corp., Class A	1,324,499
8,658	Electronic Arts, Inc.	1,132,293
13,791	Liberty Broadband Corp., Class C*	1,253,050
14,502	Live Nation Entertainment, Inc.*	1,055,166
24,668	Match Group, Inc.*	1,247,214
12,234	Meta Platforms, Inc., Class A*	1,444,835
4,055	Netflix, Inc.*	1,238,924
15,579	Omnicom Group, Inc.	1,242,581
67,020	Paramount Global, Class B	1,345,762
47,396	Pinterest, Inc., Class A*	1,204,806
25,501	ROBLOX Corp., Class A*	810,167
113,574	Snap, Inc., Class A*	1,170,948
9,775	Take-Two Interactive Software, Inc.*	1,033,120
7,472	T-Mobile US, Inc.*	1,131,709
22,301	Trade Desk, Inc. (The), Class A*	1,162,774
29,948	Verizon Communications, Inc.	1,167,373
10,936	Walt Disney Co. (The)*	1,070,306
87,637	Warner Bros Discovery, Inc.*	999,062
33,849	ZoomInfo Technologies, Inc.*	968,081

		26,873,023

Consumer Discretionary – 9.3%
5,863	Advance Auto Parts, Inc.	885,254
11,604	Airbnb, Inc., Class A*	1,185,232
11,981	Amazon.com, Inc.*	1,156,646
453	AutoZone, Inc.*	1,168,287
16,660	Best Buy Co., Inc.	1,421,098
617	Booking Holdings, Inc.*	1,283,021
784	Chipotle Mexican Grill, Inc.*	1,275,537
7,945	Darden Restaurants, Inc.	1,167,835
4,483	Dollar General Corp.	1,146,213
7,325	Dollar Tree, Inc.*	1,100,874
3,316	Domino’s Pizza, Inc.	1,289,029
24,589	DoorDash, Inc., Class A*	1,432,309
14,619	D.R. Horton, Inc.	1,257,234
29,015	eBay, Inc.	1,318,442
12,566	Etsy, Inc.*	1,659,843
12,460	Expedia Group, Inc.*	1,331,226
83,891	Ford Motor Co.	1,166,085

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
13,137	Garmin Ltd.	$ 1,221,610
28,696	General Motors Co.	1,163,910
6,372	Genuine Parts Co.	1,168,179
8,516	Hilton Worldwide Holdings, Inc.	1,214,552
3,823	Home Depot, Inc. (The)	1,238,614
28,765	Las Vegas Sands Corp.*	1,347,353
13,855	Lennar Corp., Class A	1,216,885
21,296	LKQ Corp.	1,157,012
5,909	Lowe’s Cos., Inc.	1,255,958
7,232	Marriott International, Inc., Class A	1,195,811
4,151	McDonald’s Corp.	1,132,351
31,126	MGM Resorts International	1,147,304
12,130	NIKE, Inc., Class B	1,330,540
273	NVR, Inc.*	1,266,450
1,352	O’Reilly Automotive, Inc.*	1,168,858
3,705	Pool Corp.	1,220,464
34,564	Rivian Automotive, Inc., Class A*	1,107,431
11,989	Ross Stores, Inc.	1,410,746
21,983	Royal Caribbean Cruises Ltd.*	1,317,441
12,977	Starbucks Corp.	1,326,249
83,641	Stellantis NV	1,306,472
6,953	Target Corp.	1,161,638
5,066	Tesla, Inc.*	986,350
15,809	TJX Cos., Inc. (The)	1,265,510
5,212	Tractor Supply Co.	1,179,528
2,697	Ulta Beauty, Inc.*	1,253,673
40,004	VF Corp.	1,312,931
9,556	Yum! Brands, Inc.	1,229,475

		55,547,460

Consumer Staples – 6.6%
25,001	Altria Group, Inc.	1,164,547
11,735	Archer-Daniels-Midland Co.	1,144,162
16,868	Brown-Forman Corp., Class B	1,231,701
11,364	Bunge Ltd.	1,191,402
15,620	Church & Dwight Co., Inc.	1,278,809
8,121	Clorox Co. (The)	1,207,187
19,119	Coca-Cola Co. (The)	1,216,160
15,539	Colgate-Palmolive Co.	1,203,962
31,084	Conagra Brands, Inc.	1,180,570
4,654	Constellation Brands, Inc., Class A	1,197,707
2,303	Costco Wholesale Corp.	1,241,893
14,383	Darling Ingredients, Inc.*	1,033,131

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
5,958	Estee Lauder Cos., Inc. (The), Class A	$ 1,404,837
14,295	General Mills, Inc.	1,219,363
4,791	Hershey Co. (The)	1,126,699
24,443	Hormel Foods Corp.	1,148,821
7,577	J M Smucker Co. (The)	1,166,934
14,947	Kellogg Co.	1,090,384
30,029	Keurig Dr Pepper, Inc.	1,161,221
9,213	Kimberly-Clark Corp.	1,249,559
29,470	Kraft Heinz Co. (The)	1,159,644
24,001	Kroger Co. (The)	1,180,609
13,093	Lamb Weston Holdings, Inc.	1,137,782
14,469	McCormick & Co., Inc.	1,232,469
18,119	Mondelez International, Inc., Class A	1,225,026
12,057	Monster Beverage Corp.*	1,240,183
6,305	PepsiCo, Inc.	1,169,641
12,551	Philip Morris International, Inc.	1,250,958
8,467	Procter & Gamble Co. (The)	1,262,938
13,755	Sysco Corp.	1,189,945
16,728	Tyson Foods, Inc., Class A	1,108,732
31,174	Walgreens Boots Alliance, Inc.	1,293,721
8,035	Walmart, Inc.	1,224,695

		39,535,392

Energy – 5.2%
25,010	APA Corp.	1,171,719
39,675	Baker Hughes Co.	1,151,369
6,289	Cheniere Energy, Inc.	1,102,839
10,752	Chesapeake Energy Corp.	1,112,832
6,262	Chevron Corp.	1,147,887
8,826	ConocoPhillips	1,090,099
36,224	Coterra Energy, Inc.	1,011,012
15,672	Devon Energy Corp.	1,073,845
7,254	Diamondback Energy, Inc.	1,073,737
8,252	EOG Resources, Inc.	1,171,206
27,581	EQT Corp.	1,169,710
10,188	Exxon Mobil Corp.	1,134,332
31,032	Halliburton Co.	1,175,802
7,954	Hess Corp.	1,144,660
62,277	Kinder Morgan, Inc.	1,190,736
37,003	Marathon Oil Corp.	1,133,402
9,690	Marathon Petroleum Corp.	1,180,339
15,615	Occidental Petroleum Corp.	1,085,086
18,723	ONEOK, Inc.	1,252,943

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
22,151	Ovintiv, Inc.	$ 1,235,140
10,767	Phillips 66	1,167,573
4,439	Pioneer Natural Resources Co.	1,047,560
22,001	Schlumberger Ltd.	1,134,152
16,672	Targa Resources Corp.	1,240,230
481	Texas Pacific Land Corp.	1,247,012
8,866	Valero Energy Corp.	1,184,675
33,911	Williams Cos., Inc. (The)	1,176,712

		31,006,609

Financials – 12.5%
16,915	Aflac, Inc.	1,216,696
9,025	Allstate Corp. (The)	1,208,447
7,738	American Express Co.	1,219,431
19,615	American International Group, Inc.	1,237,903
3,607	Ameriprise Financial, Inc.	1,197,344
4,027	Aon PLC, Class A	1,241,444
18,917	Apollo Global Management, Inc.	1,312,651
20,056	Arch Capital Group Ltd.*	1,201,555
6,141	Arthur J Gallagher & Co.	1,222,735
31,138	Bank of America Corp.	1,178,573
26,615	Bank of New York Mellon Corp. (The)	1,221,628
3,860	Berkshire Hathaway, Inc., Class B*	1,229,796
1,729	BlackRock, Inc.	1,237,964
12,293	Blackstone, Inc.	1,125,178
19,524	Brown & Brown, Inc.	1,163,435
10,741	Capital One Financial Corp.	1,108,901
8,959	Cboe Global Markets, Inc.	1,136,360
14,243	Charles Schwab Corp. (The)	1,175,617
5,314	Chubb Ltd.	1,166,901
11,311	Cincinnati Financial Corp.	1,255,069
24,566	Citigroup, Inc.	1,189,240
28,031	Citizens Financial Group, Inc.	1,187,954
6,573	CME Group, Inc.	1,160,134
11,039	Discover Financial Services	1,196,186
2,684	FactSet Research Systems, Inc.	1,238,102
31,890	Fifth Third Bancorp	1,159,520
46,688	First Horizon Corp.	1,160,197
9,469	First Republic Bank	1,208,339
3,250	Goldman Sachs Group, Inc. (The)(a)	1,254,988
15,561	Hartford Financial Services Group, Inc. (The)	1,188,394
74,586	Huntington Bancshares, Inc.	1,154,591
12,254	Intercontinental Exchange, Inc.	1,327,231

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
8,850	JPMorgan Chase & Co.	$ 1,222,893
62,411	KeyCorp	1,173,951
22,679	KKR & Co., Inc.	1,177,494
4,361	LPL Financial Holdings, Inc.	1,032,292
6,820	M&T Bank Corp.	1,159,536
935	Markel Corp.*	1,238,725
7,038	Marsh & McLennan Cos., Inc.	1,218,841
15,251	MetLife, Inc.	1,169,752
4,370	Moody’s Corp.	1,303,440
13,475	Morgan Stanley	1,254,118
2,436	MSCI, Inc.	1,237,074
18,429	Nasdaq, Inc.	1,261,649
13,251	Northern Trust Corp.	1,233,801
7,055	PNC Financial Services Group, Inc. (The)	1,187,074
12,901	Principal Financial Group, Inc.	1,156,962
8,810	Progressive Corp. (The)	1,164,241
10,486	Prudential Financial, Inc.	1,132,803
9,605	Raymond James Financial, Inc.	1,122,825
51,009	Regions Financial Corp.	1,183,919
3,613	S&P Global, Inc.	1,274,666
15,090	State Street Corp.	1,202,220
5,097	SVB Financial Group*	1,181,383
31,582	Synchrony Financial	1,186,852
10,762	T. Rowe Price Group, Inc.	1,344,281
6,188	Travelers Cos., Inc. (The)	1,174,544
25,748	Truist Financial Corp.	1,205,264
26,609	US Bancorp	1,207,783
15,220	W R Berkley Corp.	1,160,982
24,212	Wells Fargo & Co.	1,160,965
5,143	Willis Towers Watson PLC	1,266,001

		74,478,835

Health Care – 13.1%
11,436	Abbott Laboratories	1,230,285
7,755	AbbVie, Inc.	1,249,951
3,017	ABIOMED, Inc.*	1,139,792
8,166	Agilent Technologies, Inc.	1,265,567
5,951	Align Technology, Inc.*	1,170,324
5,337	Alnylam Pharmaceuticals, Inc.*	1,177,289
7,264	AmerisourceBergen Corp.	1,239,892
4,175	Amgen, Inc.	1,195,720
57,492	Avantor, Inc.*	1,280,922
21,242	Baxter International, Inc.	1,200,810

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
4,902	Becton Dickinson and Co.	$ 1,222,265
4,005	Biogen, Inc.*	1,222,206
13,284	BioMarin Pharmaceutical, Inc.*	1,341,418
14,860	Bio-Techne Corp.	1,262,951
26,710	Boston Scientific Corp.*	1,209,162
14,559	Bristol-Myers Squibb Co.	1,168,796
14,933	Cardinal Health, Inc.	1,197,179
23,566	Catalent, Inc.*	1,181,364
13,203	Centene Corp.*	1,149,321
5,073	Charles River Laboratories International, Inc.*	1,159,536
3,463	Cigna Corp.	1,138,946
4,114	Cooper Cos., Inc. (The)	1,301,464
11,517	CVS Health Corp.	1,173,352
4,543	Danaher Corp.	1,242,102
9,548	Dexcom, Inc.*	1,110,241
15,629	Edwards Lifesciences Corp.*	1,207,340
2,092	Elevance Health, Inc.	1,114,869
3,167	Eli Lilly & Co.	1,175,210
14,353	Gilead Sciences, Inc.	1,260,624
5,174	HCA Healthcare, Inc.	1,242,898
15,346	Hologic, Inc.*	1,168,751
16,405	Horizon Therapeutics PLC*	1,645,257
2,021	Humana, Inc.	1,111,348
2,951	IDEXX Laboratories, Inc.*	1,256,742
5,194	Illumina, Inc.*	1,132,707
14,492	Incyte Corp.*	1,154,578
4,300	Insulet Corp.*	1,287,291
4,688	Intuitive Surgical, Inc.*	1,267,588
5,444	IQVIA Holdings, Inc.*	1,186,901
6,629	Johnson & Johnson	1,179,962
5,039	Laboratory Corp. of America Holdings	1,212,887
2,891	McKesson Corp.	1,103,437
12,957	Medtronic PLC	1,024,121
11,382	Merck & Co., Inc.	1,253,386
889	Mettler-Toledo International, Inc.*	1,306,439
7,365	Moderna, Inc.*	1,295,577
3,197	Molina Healthcare, Inc.*	1,076,654
8,446	PerkinElmer, Inc.	1,180,160
24,012	Pfizer, Inc.	1,203,722
7,939	Quest Diagnostics, Inc.	1,205,378
1,518	Regeneron Pharmaceuticals, Inc.*	1,141,081
5,134	ResMed, Inc.	1,181,847
26,820	Royalty Pharma PLC, Class A	1,179,275

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
8,762	Seagen, Inc.*	$ 1,063,619
6,675	STERIS PLC	1,239,814
5,195	Stryker Corp.	1,215,059
2,249	Thermo Fisher Scientific, Inc.	1,259,935
2,068	UnitedHealth Group, Inc.	1,132,768
7,004	Veeva Systems, Inc., Class A*	1,333,281
3,645	Vertex Pharmaceuticals, Inc.*	1,153,278
111,019	Viatris, Inc.	1,224,540
3,740	Waters Corp.*	1,296,284
5,152	West Pharmaceutical Services, Inc.	1,208,968
10,154	Zimmer Biomet Holdings, Inc.	1,219,495
7,583	Zoetis, Inc.	1,168,844

		78,502,770

Industrials – 13.3%
9,057	3M Co.	1,140,910
8,561	AMETEK, Inc.	1,219,258
7,568	Boeing Co. (The)*	1,353,764
10,424	Booz Allen Hamilton Holding Corp.	1,109,114
4,702	Carlisle Cos., Inc.	1,237,143
28,228	Carrier Global Corp.	1,251,065
5,203	Caterpillar, Inc.	1,230,041
12,291	C.H. Robinson Worldwide, Inc.	1,231,804
2,660	Cintas Corp.	1,228,335
19,858	Copart, Inc.*	1,321,749
14,104	CoStar Group, Inc.*	1,142,988
38,915	CSX Corp.	1,272,131
4,599	Cummins, Inc.	1,155,085
2,898	Deere & Co.	1,278,018
34,587	Delta Air Lines, Inc.*	1,223,342
8,592	Dover Corp.	1,219,634
7,365	Eaton Corp. PLC	1,203,809
13,109	Emerson Electric Co.	1,255,449
6,862	Equifax, Inc.	1,354,353
11,747	Expeditors International of Washington, Inc.	1,363,357
22,988	Fastenal Co.	1,184,112
7,195	FedEx Corp.	1,311,073
17,788	Fortive Corp.	1,201,579
4,557	General Dynamics Corp.	1,150,141
14,542	General Electric Co.	1,250,176
5,592	Honeywell International, Inc.	1,227,724
31,122	Howmet Aerospace, Inc.	1,172,366
4,736	Hubbell, Inc.	1,203,228

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
5,098	IDEX Corp.	$ 1,210,724
5,317	Illinois Tool Works, Inc.	1,209,458
22,662	Ingersoll Rand, Inc.	1,223,068
9,922	Jacobs Solutions, Inc.	1,255,530
6,621	J.B. Hunt Transport Services, Inc.	1,217,536
19,339	Johnson Controls International PLC	1,284,883
4,702	L3Harris Technologies, Inc.	1,067,730
10,705	Leidos Holdings, Inc.	1,170,378
2,336	Lockheed Martin Corp.	1,133,404
25,080	Masco Corp.	1,273,562
4,948	Norfolk Southern Corp.	1,269,162
2,119	Northrop Grumman Corp.	1,130,042
4,225	Old Dominion Freight Line, Inc.	1,278,527
15,871	Otis Worldwide Corp.	1,239,366
11,647	PACCAR, Inc.	1,233,534
3,911	Parker-Hannifin Corp.	1,169,154
74,876	Plug Power, Inc.*	1,195,021
8,073	Quanta Services, Inc.	1,209,981
11,884	Raytheon Technologies Corp.	1,173,188
8,624	Republic Services, Inc.	1,201,237
4,679	Rockwell Automation, Inc.	1,236,285
30,553	Southwest Airlines Co.*	1,219,370
14,867	Stanley Black & Decker, Inc.	1,214,931
16,505	Textron, Inc.	1,178,127
6,874	Trane Technologies PLC	1,226,459
1,996	TransDigm Group, Inc.	1,254,486
20,470	TransUnion	1,291,248
39,102	Uber Technologies, Inc.*	1,139,432
5,745	Union Pacific Corp.	1,249,135
26,933	United Airlines Holdings, Inc.*	1,189,631
6,774	United Parcel Service, Inc., Class B	1,285,231
3,566	United Rentals, Inc.*	1,258,905
6,601	Verisk Analytics, Inc.	1,212,670
7,214	Waste Management, Inc.	1,209,932
12,362	Westinghouse Air Brake Technologies Corp.	1,249,675
1,903	W.W. Grainger, Inc.	1,147,623
10,585	Xylem, Inc.	1,189,225

		79,389,598

Information Technology – 18.1%
4,081	Accenture PLC, Class A	1,228,095
3,647	Adobe, Inc.*	1,257,960
18,504	Advanced Micro Devices, Inc.*	1,436,465

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
12,973	Akamai Technologies, Inc.*	$ 1,230,619
15,027	Amphenol Corp., Class A	1,208,622
7,780	Analog Devices, Inc.	1,337,460
5,257	ANSYS, Inc.*	1,336,855
7,631	Apple, Inc.	1,129,617
12,402	Applied Materials, Inc.	1,359,259
8,851	Arista Networks, Inc.*	1,232,944
6,450	Atlassian Corp., Class A*	848,497
5,398	Autodesk, Inc.*	1,090,126
4,635	Automatic Data Processing, Inc.	1,224,289
9,470	Bill.com Holdings, Inc.*	1,140,377
19,691	Block, Inc.*	1,334,459
2,421	Broadcom, Inc.	1,334,044
8,083	Broadridge Financial Solutions, Inc.	1,205,256
7,574	Cadence Design Systems, Inc.*	1,303,031
6,527	CDW Corp.	1,231,253
24,949	Cisco Systems, Inc.	1,240,464
22,010	Cloudflare, Inc., Class A*	1,081,571
18,372	Cognizant Technology Solutions Corp., Class A	1,142,922
34,834	Corning, Inc.	1,188,884
7,449	Crowdstrike Holdings, Inc., Class A*	876,375
14,981	Datadog, Inc., Class A*	1,135,260
3,777	Enphase Energy, Inc.*	1,210,868
16,359	Entegris, Inc.	1,264,387
3,477	EPAM Systems, Inc.*	1,281,553
13,925	Fidelity National Information Services, Inc.	1,010,676
7,599	First Solar, Inc.*	1,311,055
10,878	Fiserv, Inc.*	1,135,228
6,163	FleetCor Technologies, Inc.*	1,209,181
20,785	Fortinet, Inc.*	1,104,931
3,483	Gartner, Inc.*	1,220,339
49,846	Gen Digital, Inc.	1,144,464
10,170	Global Payments, Inc.	1,055,443
14,839	GoDaddy, Inc., Class A*	1,174,210
79,318	Hewlett Packard Enterprise Co.	1,330,956
40,908	HP, Inc.	1,228,876
4,141	HubSpot, Inc.*	1,254,847
40,157	Intel Corp.	1,207,521
8,222	International Business Machines Corp.	1,224,256
2,864	Intuit, Inc.	1,167,338
5,837	Jack Henry & Associates, Inc.	1,105,236
6,625	Keysight Technologies, Inc.*	1,198,396

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
3,525	KLA Corp.	$ 1,385,854
2,743	Lam Research Corp.	1,295,738
27,751	Marvell Technology, Inc.	1,290,977
3,462	Mastercard, Inc., Class A	1,233,857
18,040	Microchip Technology, Inc.	1,428,588
20,466	Micron Technology, Inc.	1,179,865
5,050	Microsoft Corp.	1,288,457
6,710	MongoDB, Inc.*	1,024,550
3,254	Monolithic Power Systems, Inc.	1,242,898
4,669	Motorola Solutions, Inc.	1,270,902
16,161	NetApp, Inc.	1,092,645
8,193	NVIDIA Corp.	1,386,501
18,189	ON Semiconductor Corp.*	1,367,813
14,867	Oracle Corp.	1,234,407
132,813	Palantir Technologies, Inc., Class A*	996,097
6,904	Palo Alto Networks, Inc.*	1,172,990
9,640	Paychex, Inc.	1,195,649
3,429	Paycom Software, Inc.*	1,162,774
13,870	PayPal Holdings, Inc.*	1,087,547
9,810	PTC, Inc.*	1,247,930
9,689	QUALCOMM, Inc.	1,225,562
2,759	Roper Technologies, Inc.	1,210,897
7,372	Salesforce, Inc.*	1,181,363
22,521	Seagate Technology Holdings PLC	1,192,937
2,812	ServiceNow, Inc.*	1,170,636
13,001	Skyworks Solutions, Inc.	1,243,156
7,502	Snowflake, Inc., Class A*	1,072,036
14,091	Splunk, Inc.*	1,094,589
22,514	SS&C Technologies Holdings, Inc.	1,210,353
3,916	Synopsys, Inc.*	1,329,639
2,861	Teledyne Technologies, Inc.*	1,201,906
13,879	Teradyne, Inc.	1,296,993
6,904	Texas Instruments, Inc.	1,245,896
20,312	Trimble, Inc.*	1,213,642
16,100	Twilio, Inc., Class A*	789,222
3,683	Tyler Technologies, Inc.*	1,262,311
5,880	VeriSign, Inc.*	1,174,883
5,558	Visa, Inc., Class A	1,206,086
10,069	VMware, Inc., Class A*	1,223,283
31,680	Western Digital Corp.*	1,164,240
15,122	Wolfspeed, Inc.*	1,374,892
7,712	Workday, Inc., Class A*	1,294,845
4,853	Zebra Technologies Corp., Class A*	1,311,669

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
13,812	Zoom Video Communications, Inc., Class A*	$ 1,041,839
7,846	Zscaler, Inc.*	1,047,049

		108,340,428

Materials – 5.5%
4,513	Air Products and Chemicals, Inc.	1,399,752
4,174	Albemarle Corp.	1,160,330
6,736	Avery Dennison Corp.	1,302,271
23,231	Ball Corp.	1,302,794
10,808	CF Industries Holdings, Inc.	1,169,318
16,745	Corteva, Inc.	1,124,594
16,839	Crown Holdings, Inc.	1,384,334
24,066	Dow, Inc.	1,226,644
18,324	DuPont de Nemours, Inc.	1,292,025
7,994	Ecolab, Inc.	1,197,741
9,407	FMC Corp.	1,228,930
34,981	Freeport-McMoRan, Inc.	1,392,244
11,788	International Flavors & Fragrances, Inc.	1,247,406
34,047	International Paper Co.	1,263,825
3,794	Linde PLC (United Kingdom)	1,276,605
14,542	LyondellBasell Industries NV, Class A	1,236,215
3,423	Martin Marietta Materials, Inc.	1,254,461
21,106	Mosaic Co. (The)	1,082,738
27,855	Newmont Corp.	1,322,277
8,627	Nucor Corp.	1,293,619
9,441	Packaging Corp. of America	1,282,937
9,991	PPG Industries, Inc.	1,350,983
11,975	RPM International, Inc.	1,240,850
5,081	Sherwin-Williams Co. (The)	1,266,084
11,995	Steel Dynamics, Inc.	1,246,640
6,763	Vulcan Materials Co.	1,239,861

		32,785,478

Real Estate – 6.1%
7,802	Alexandria Real Estate Equities, Inc. REIT	1,214,069
5,479	American Tower Corp. REIT	1,212,229
6,497	AvalonBay Communities, Inc. REIT	1,136,325
15,723	Boston Properties, Inc. REIT	1,133,314
9,950	Camden Property Trust REIT	1,197,283
15,672	CBRE Group, Inc., Class A*	1,247,491
8,665	Crown Castle, Inc. REIT	1,225,491
11,704	Digital Realty Trust, Inc. REIT	1,316,232
2,047	Equinix, Inc. REIT	1,413,761

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
17,977	Equity Residential REIT	$ 1,165,988
5,129	Essex Property Trust, Inc. REIT	1,130,329
7,096	Extra Space Storage, Inc. REIT	1,140,256
46,518	Healthpeak Properties, Inc. REIT	1,221,563
61,738	Host Hotels & Resorts, Inc. REIT	1,169,318
35,883	Invitation Homes, Inc. REIT	1,170,862
22,909	Iron Mountain, Inc. REIT	1,244,646
53,279	Kimco Realty Corp. REIT	1,221,155
7,268	Mid-America Apartment Communities, Inc. REIT	1,198,348
10,402	Prologis, Inc. REIT	1,225,252
3,957	Public Storage REIT	1,179,028
18,478	Realty Income Corp. REIT	1,165,407
4,174	SBA Communications Corp. REIT	1,249,278
9,907	Simon Property Group, Inc. REIT	1,183,292
8,644	Sun Communities, Inc. REIT	1,269,804
28,547	UDR, Inc. REIT	1,183,844
29,744	Ventas, Inc. REIT	1,383,988
34,732	VICI Properties, Inc. REIT	1,187,834
18,943	Welltower, Inc. REIT	1,345,521
37,405	Weyerhaeuser Co. REIT	1,223,518
14,975	W.P. Carey, Inc. REIT	1,180,030

		36,535,456

Utilities – 5.5%
43,625	AES Corp. (The)	1,261,635
21,556	Alliant Energy Corp.	1,213,603
13,784	Ameren Corp.	1,231,187
12,756	American Electric Power Co., Inc.	1,234,781
8,042	American Water Works Co., Inc.	1,220,454
10,664	Atmos Energy Corp.	1,281,813
40,060	CenterPoint Energy, Inc.	1,246,267
19,734	CMS Energy Corp.	1,205,155
12,790	Consolidated Edison, Inc.	1,253,932
11,971	Constellation Energy Corp.	1,150,653
16,276	Dominion Energy, Inc.	994,626
10,145	DTE Energy Co.	1,176,922
12,099	Duke Energy Corp.	1,209,053
19,234	Edison International	1,282,138
10,316	Entergy Corp.	1,199,441
18,399	Evergy, Inc.	1,089,405
14,677	Eversource Energy	1,216,136
29,336	Exelon Corp.	1,213,630

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
29,421	FirstEnergy Corp.	$ 1,213,322
14,576	NextEra Energy, Inc.	1,234,587
74,288	PG&E Corp.*	1,166,322
42,969	PPL Corp.	1,268,445
20,096	Public Service Enterprise Group, Inc.	1,216,813
7,506	Sempra Energy	1,247,422
17,277	Southern Co. (The)	1,168,616
12,402	WEC Energy Group, Inc.	1,229,534
17,129	Xcel Energy, Inc.	1,202,798

		32,628,690

TOTAL INVESTMENTS – 99.7% (Cost $577,231,174)		$595,623,739

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		1,668,614

NET ASSETS – 100.0%		$597,292,353

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 100.1%
Communication Services – 15.8%
37,357	Activision Blizzard, Inc.	$ 2,762,550
28,871	Alphabet, Inc., Class A*	2,915,682
110,606	Frontier Communications Parent, Inc.*	2,850,317
30,912	Liberty Broadband Corp., Class C*	2,808,665
62,510	Liberty Media Corp.-Liberty SiriusXM, Class C*	2,739,813
24,190	Meta Platforms, Inc., Class A*	2,856,839
9,232	Netflix, Inc.*	2,820,653
18,994	T-Mobile US, Inc.*	2,876,831

		22,631,350

Consumer Discretionary – 12.1%
38,734	Alibaba Group Holding Ltd. ADR (China) *	3,391,549
28,053	Amazon.com, Inc.*	2,708,237
1,396	Booking Holdings, Inc.*	2,902,912
2,879	MercadoLibre, Inc. (Brazil) *	2,680,306
9,687	RH*	2,778,522
14,469	Tesla, Inc.*	2,817,114

		17,278,640

Energy – 8.0%
76,493	Antero Resources Corp.*	2,795,819
16,796	Cheniere Energy, Inc.	2,945,347
27,855	Chesapeake Energy Corp.	2,882,992
229,670	Energy Transfer LP	2,880,062

		11,504,220

Financials – 12.2%
44,157	Apollo Global Management, Inc.	3,064,054
8,944	Berkshire Hathaway, Inc., Class B*	2,849,558
36,131	Charles Schwab Corp. (The)	2,982,253
22,466	Progressive Corp. (The)	2,968,882
7,947	S&P Global, Inc.	2,803,702
58,949	Wells Fargo & Co.	2,826,604

		17,495,053

Health Care – 12.2%
10,359	Danaher Corp.	2,832,254
7,760	Eli Lilly & Co.	2,879,581
5,213	Humana, Inc.	2,866,629

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
5,167	Thermo Fisher Scientific, Inc.	$ 2,894,657
10,850	United Therapeutics Corp.*	3,036,806
5,378	UnitedHealth Group, Inc.	2,945,853

		17,455,780

Industrials – 9.8%
144,128	API Group Corp.*	2,770,140
43,877	Builders FirstSource, Inc.*	2,805,057
4,484	TransDigm Group, Inc.	2,818,194
95,044	Uber Technologies, Inc.*	2,769,582
59,636	WillScot Mobile Mini Holdings Corp.*	2,875,052

		14,038,025

Information Technology – 28.0%
18,633	Apple, Inc.	2,758,243
27,626	Fiserv, Inc.*	2,883,049
141,543	Flex Ltd.*	3,111,115
37,392	GoDaddy, Inc., Class A*	2,958,829
8,141	Mastercard, Inc., Class A	2,901,452
11,438	Microsoft Corp.	2,918,291
16,956	NVIDIA Corp.	2,869,464
17,084	Palo Alto Networks, Inc.*	2,902,572
30,867	PayPal Holdings, Inc.*	2,420,282
17,414	Salesforce, Inc.*	2,790,594
6,900	ServiceNow, Inc.*	2,872,470
13,356	Visa, Inc., Class A	2,898,252
23,907	VMware, Inc., Class A*	2,904,461
18,014	Workday, Inc., Class A*	3,024,551

		40,213,625

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – 2.0%
29,418	Constellation Energy Corp.	$ 2,827,658

TOTAL INVESTMENTS – 100.1% (Cost $141,398,442)		$143,444,351

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(76,065)

NET ASSETS – 100.0%		$143,368,286

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
LP	— Limited Partnership

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%
Communication Services – 13.5%
13,545	Activision Blizzard, Inc.	$ 1,001,653
4,463	AfreecaTV Co. Ltd. (South Korea)	291,025
71,542	Alphabet, Inc., Class A*	7,225,027
77,006	AMC Entertainment Holdings, Inc., Class A*(a)	556,753
19,773	Baidu, Inc. ADR (China)*	2,147,348
15,924	Bumble, Inc., Class A*	387,909
46,820	Comcast Corp., Class A	1,715,485
6,465	CTS Eventim AG & Co. KGaA (Germany)*	395,407
7,732	Electronic Arts, Inc.	1,011,191
53,616	Gree, Inc. (Japan)	295,092
32,559	Hello Group, Inc. ADR (China)	186,889
8,251	IDT Corp., Class B*	230,615
8,149	Infocom Corp. (Japan)	119,484
81,935	iQIYI, Inc. ADR (China)*	243,347
11,867	JOYY, Inc. ADR (China)	361,469
28,863	Kanzhun Ltd. ADR (China)*	543,202
146,473	Kuaishou Technology (China)*(b)	1,061,181
9,588	Liberty Media Corp.-Liberty Braves, Class C*	312,377
13,554	Liberty Media Corp.-Liberty Formula One, Class A*	745,063
15,077	Liberty Media Corp.-Liberty SiriusXM, Class A*	660,674
9,238	Live Nation Entertainment, Inc.*	672,157
5,936	Madison Square Garden Entertainment Corp.*	285,640
1,868	Madison Square Garden Sports Corp.	304,185
14,765	Match Group, Inc.*	746,518
68,226	Meta Platforms, Inc., Class A*	8,057,491
12,025	MIXI, Inc. (Japan)	212,338
17,620	NetEase, Inc. ADR (China)	1,253,134
5,798	Netflix, Inc.*	1,771,463
31,396	Pinterest, Inc., Class A*	798,086
43,558	Playtika Holding Corp.*	411,623
70,654	Rightmove PLC (United Kingdom)	465,641
21,566	ROBLOX Corp., Class A*	685,152
6,275	Scout24 SE (Germany) (b)	335,716
32,938	Sea Ltd. ADR (Singapore)*	1,922,591
57,367	Snap, Inc., Class A*	591,454
5,424	Sohu.com Ltd. ADR (China)*	80,167
7,517	Spotify Technology SA*	597,000
6,465	Take-Two Interactive Software, Inc.*	683,286
31,042	TELUS Corp. (Canada)	655,781
59,749	Tencent Holdings Ltd. (China)	2,198,439

Shares	Description	Value

Common Stocks – (continued)
Communication Services – (continued)
10,591	TripAdvisor, Inc.*	$ 215,951
10,910	Ubisoft Entertainment SA (France)*	298,586
56,763	VK Co. Ltd. GDR (Russia)*(c)	0
17,535	Walt Disney Co. (The)*	1,716,150
9,856	Warner Music Group Corp., Class A	337,765
25,966	Weibo Corp. ADR (China)*	413,898
5,752	World Wrestling Entertainment, Inc., Class A	459,470
4,348	Ziff Davis, Inc.*	401,146

		46,062,019

Consumer Discretionary – 15.6%
8,174	Academy Sports & Outdoors, Inc.	412,624
4,254	adidas AG (Germany)	535,515
8,463	Airbnb, Inc., Class A*	864,411
47,575	Alibaba Group Holding Ltd. ADR (China) *	4,165,667
913,642	Alibaba Health Information Technology Ltd. (China) *	747,956
68,083	Amazon.com, Inc.*	6,572,733
64,968	ANTA Sports Products Ltd. (China)	756,594
9,364	Aptiv PLC*	998,858
9,890	Bandai Namco Holdings, Inc. (Japan)	641,071
14,173	Chegg, Inc.*	422,922
10,636	Chewy, Inc., Class A*(a)	458,731
4,415	Columbia Sportswear Co.	395,540
9,517	Continental AG (Germany)	561,297
18,242	Coursera, Inc.*	254,293
4,414	Dick’s Sporting Goods, Inc.	527,826
4,896	Duolingo, Inc.*	341,104
15,312	eBay, Inc.	695,777
5,131	Etsy, Inc.*	677,754
14,428	Everi Holdings, Inc.*	241,236
25,867	EVgo, Inc.*(a)	165,549
27,725	Farfetch Ltd., Class A (United Kingdom) *	235,663
92,831	Ford Motor Co.	1,290,351
44,022	GameStop Corp., Class A*(a)	1,153,817
30,333	General Motors Co.	1,230,306
580	Graham Holdings Co., Class B	373,334
7,371	Hyundai Motor Co. (South Korea)	944,534
5,499	iRobot Corp.*	286,443
343,929	JD Sports Fashion PLC (United Kingdom)	516,282
15,639	JD.com, Inc. ADR (China)	894,238

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
17,333	Just Eat Takeaway.com NV (United Kingdom)*(b)	$ 385,315
13,136	Kia Corp. (South Korea)	683,269
91,556	Koolearn Technology Holding Ltd. (China)*(a)(b)	480,917
13,283	Las Vegas Sands Corp.*	622,176
83,612	Li Ning Co. Ltd. (China)	656,106
59,132	Lucid Group, Inc.*(a)	599,598
2,561	Lululemon Athletica, Inc.*	973,974
16,070	Macy’s, Inc.	377,645
2,135	MercadoLibre, Inc. (Brazil)*	1,987,653
19,151	MGM Resorts International	705,906
15,807	New Oriental Education & Technology Group, Inc. ADR (China) *	454,293
304,948	Nexteer Automotive Group Ltd. (China)	199,639
12,355	NIKE, Inc., Class B	1,355,220
66,810	NIO, Inc. ADR (China)*	853,832
19,918	Overstock.com, Inc.*	530,217
39,061	Peloton Interactive, Inc., Class A*	444,514
5,291	Planet Fitness, Inc., Class A*	414,603
38,227	Playtech PLC (United Kingdom)*	250,613
10,949	Poshmark, Inc., Class A*	195,221
28,649	Rivian Automotive, Inc., Class A*	917,914
47,209	Sharp Corp. (Japan)	329,184
7,869	Skechers USA, Inc., Class A*	331,836
16,082	Sony Group Corp. (Japan)	1,297,140
7,503	Stride, Inc.*	265,681
45,925	TAL Education Group ADR (China)*	274,172
27,535	Tesla, Inc.*	5,361,065
99,705	Toyota Motor Corp. (Japan)	1,436,555
20,825	Udemy, Inc.*	295,507
52,495	Under Armour, Inc., Class A*	524,950
21,389	Vivid Seats, Inc., Class A*	166,834
8,243	Wayfair, Inc., Class A*	302,024
6,797	Xometry, Inc., Class A*	287,037
62,905	XPeng, Inc. ADR (China)*(a)	680,003
21,956	Yamaha Motor Co. Ltd. (Japan)	537,335
14,090	Zalando SE (Germany)*(b)	431,461

		52,971,835

Consumer Staples – 0.6%
17,214	Beyond Meat, Inc.*(a)	251,152

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
12,167	Walmart, Inc.	$ 1,854,494

		2,105,646

Energy – 0.7%
882,308	China Suntien Green Energy Corp. Ltd., Class H (China)	365,109
7,013	HD Hyundai Co. Ltd. (South Korea)	342,979
26,321	Oceaneering International, Inc.*	399,816
23,290	TotalEnergies SE (France) (a)	1,446,267

		2,554,171

Financials – 8.1%
41,270	3i Group PLC (United Kingdom)	662,767
2,386	Ameriprise Financial, Inc.	792,033
7,441	Amundi SA (France)(b)	409,897
14,140	Apollo Global Management, Inc.	981,175
9,172	B. Riley Financial, Inc.	402,834
1,957	BlackRock, Inc.	1,401,212
12,025	Blackstone, Inc.	1,100,648
16,806	Carlyle Group, Inc. (The)	523,843
14,559	Charles Schwab Corp. (The)	1,201,700
30,088	CI Financial Corp. (Canada)	315,816
3,726	CME Group, Inc.	657,639
9,982	CNA Financial Corp.	425,034
11,827	Coinbase Global, Inc., Class A*(a)	540,849
5,744	Discover Financial Services	622,420
4,857	DWS Group GmbH & Co. KGaA (Germany)(b)	152,331
5,204	Eurazeo SE (France)	320,694
3,039	Evercore, Inc., Class A	350,032
22,073	flatexDEGIRO AG (Germany)*	230,457
6,423	Futu Holdings Ltd. ADR (China)*	394,950
3,558	Goldman Sachs Group, Inc. (The)(d)	1,373,922
9,928	Green Dot Corp., Class A*	202,333
31,736	Hargreaves Lansdown PLC (United Kingdom)	318,834
7,587	Interactive Brokers Group, Inc., Class A	609,236
19,280	KKR & Co., Inc.	1,001,018
160,417	Legal & General Group PLC (United Kingdom)	480,658
7,928	London Stock Exchange Group PLC (United Kingdom)	778,731
7,657	Macquarie Group Ltd. (Australia)	916,406
10,245	Morgan Stanley	953,502
1,909	Morningstar, Inc.	467,953

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
1,891	MSCI, Inc.	$ 960,307
7,019	Northern Trust Corp.	653,539
35,797	Owl Rock Capital Corp.(a)	462,139
15,434	Plus500 Ltd. (Israel)	350,513
52,853	Robinhood Markets, Inc., Class A*	506,860
3,763	S&P Global, Inc.	1,327,586
93,157	SoFi Technologies, Inc.*	449,948
8,552	State Street Corp.	681,338
5,499	Stifel Financial Corp.	353,311
2,170	StoneX Group, Inc.*	220,190
130,941	TP ICAP Group PLC (United Kingdom)	272,891
8,372	TPG, Inc.	278,788
8,298	Tradeweb Markets, Inc., Class A	509,995
55,922	UBS Group AG (Switzerland)	1,011,027
26,892	Upstart Holdings, Inc.*(a)	525,739
1,108	Virtus Investment Partners, Inc.	214,885
51,642	WisdomTree, Inc.	287,646

		27,655,626

Health Care – 20.5%
10,508	10X Genomics, Inc., Class A*	406,239
502,051	3SBio, Inc. (China)(b)	530,641
20,029	Abbott Laboratories	2,154,720
13,571	AbbVie, Inc.	2,187,374
1,275	ABIOMED, Inc.*	481,682
19,828	AdaptHealth Corp.*	442,363
34,681	Adaptive Biotechnologies Corp.*	304,499
79,262	Agenus, Inc.*	214,007
6,754	Agilent Technologies, Inc.	1,046,735
13,995	Allscripts Healthcare Solutions, Inc.*	265,065
5,434	Amgen, Inc.	1,556,298
12,933	AstraZeneca PLC (United Kingdom)	1,719,777
13,589	Baxter International, Inc.	768,186
2,626	Biogen, Inc.*	801,376
121,898	Bionano Genomics, Inc.*(a)	245,015
6,569	BioNTech SE ADR (Germany)	1,097,154
7,308	Bio-Techne Corp.	621,107
35,866	Bluebird Bio, Inc.*	279,396
18,328	Boston Scientific Corp.*	829,709
22,339	Bristol-Myers Squibb Co.	1,793,375
22,165	Caribou Biosciences, Inc.*	206,356
6,859	Castle Biosciences, Inc.*	161,804

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
25,006	Coherus Biosciences, Inc.*	$ 171,541
7,315	CompuGroup Medical SE & Co KgaA (Germany)	270,094
10,927	CRISPR Therapeutics AG (Switzerland)*	598,690
22,358	Cue Health, Inc.*	71,546
10,019	Cullinan Oncology, Inc.*	124,536
9,893	Dexcom, Inc.*	1,150,358
30,723	DocGo, Inc.*	225,814
22,594	Editas Medicine, Inc.*	239,496
12,158	Edwards Lifesciences Corp.*	939,206
6,342	Eli Lilly & Co.	2,353,389
32,500	Erasca, Inc.*	245,375
17,007	Exact Sciences Corp.*	764,465
25,910	Exelixis, Inc.*	442,543
12,140	Exscientia PLC ADR (United Kingdom)*	69,198
9,662	Fulgent Genetics, Inc.*	350,441
6,830	Galapagos NV (Belgium)*	268,009
19,130	Gilead Sciences, Inc.	1,680,188
5,898	Globus Medical, Inc., Class A*	435,803
12,410	Guardant Health, Inc.*	649,539
12,510	Ideaya Biosciences, Inc.*	223,679
4,483	Illumina, Inc.*	977,653
1,059,772	Imugene Ltd. (Australia)*	131,300
2,636	Insulet Corp.*	789,139
9,100	Intellia Therapeutics, Inc.*	468,286
5,920	Intuitive Surgical, Inc.*	1,600,709
116,814	Invitae Corp.*(a)	346,938
3,206	iRhythm Technologies, Inc.*	349,614
15,393	Johnson & Johnson	2,739,954
43,540	Keymed Biosciences, Inc. (China)*(b)	281,974
58,268	Koninklijke Philips NV (Netherlands)	851,458
25,657	Maravai LifeSciences Holdings, Inc., Class A*	381,776
4,973	Masimo Corp.*	720,787
20,495	Medtronic PLC	1,619,925
20,086	Merck & Co., Inc.	2,211,870
8,520	Moderna, Inc.*	1,498,753
11,959	MorphoSys AG (Germany)*	191,661
12,894	Myriad Genetics, Inc.*	261,232
10,664	NextGen Healthcare, Inc.*	221,811
23,830	Novartis AG (Switzerland)	2,092,238
10,732	Novo Nordisk A/S ADR (Denmark)	1,337,207
28,258	Pacific Biosciences of California, Inc.*	303,774

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
49,139	Pfizer, Inc.	$ 2,463,338
14,336	PHC Holdings Corp. (Japan)	163,866
17,627	PMV Pharmaceuticals, Inc.*	175,917
9,092	PROCEPT BioRobotics Corp.*	390,047
9,938	QIAGEN NV*	492,329
1,705	Regeneron Pharmaceuticals, Inc.*	1,281,649
16,988	Relay Therapeutics, Inc.*	315,637
6,560	Repare Therapeutics, Inc. (Canada)*	105,157
27,379	ResMed, Inc. CDI	613,330
7,050	Roche Holding AG	2,277,607
43,317	Sana Biotechnology, Inc.*	216,152
60,982	Sangamo Therapeutics, Inc.*	223,194
16,396	Sanofi (France)	1,459,968
4,078	Sarepta Therapeutics, Inc.*	500,819
6,089	Seagen, Inc.*	739,144
182,112	Senseonics Holdings, Inc.*(a)	202,144
135,532	Shanghai MicroPort MedBot Group Co. Ltd. (China)*(a)	519,173
92,051	Sharecare, Inc.*	175,817
27,523	Siemens Healthineers AG (Germany)(b)	1,435,657
46,664	Smith & Nephew PLC (United Kingdom)	603,236
175,485	Sorrento Therapeutics, Inc.*	228,131
5,843	Stryker Corp.	1,366,619
18,239	Takara Bio, Inc. (Japan)	235,405
11,117	Tandem Diabetes Care, Inc.*	467,470
13,060	Teladoc Health, Inc.*	372,341
17,639	Theravance Biopharma, Inc.*	189,796
2,603	Thermo Fisher Scientific, Inc.	1,458,253
1,741	UFP Technologies, Inc.*	209,007
16,682	Veracyte, Inc.*	462,759
4,975	Vertex Pharmaceuticals, Inc.*	1,574,090

		69,682,899

Industrials – 6.1%
36,571	3D Systems Corp.*	370,830
45,422	ABB Ltd. (Switzerland)	1,399,727
5,120	AeroVironment, Inc.*	470,989
2,445	Alfen Beheer BV (Netherlands)*(b)	231,005
4,176	ASGN, Inc.*	378,346
120,250	Aurora Innovation, Inc.*	151,515
16,953	Blink Charging Co.*(a)	235,308
1,180	CACI International, Inc., Class A*	368,514

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
28,304	ChargePoint Holdings, Inc.*(a)	$ 351,536
7,080	Daihen Corp. (Japan)	207,012
124,105	Desktop Metal, Inc., Class A*(a)	254,415
974	Energiekontor AG (Germany)	87,451
6,936	FANUC Corp. (Japan)	1,012,266
67,201	Full Truck Alliance Co. Ltd. ADR (China) *	573,225
18,124	General Electric Co.	1,558,120
10,996	Kaman Corp.	223,988
19,789	Kawasaki Heavy Industries Ltd. (Japan)	414,954
18,176	Kratos Defense & Security Solutions, Inc.*	173,035
3,909	Leidos Holdings, Inc.	427,371
14,491	Leonardo DRS, Inc.*	146,504
5,199	LIG Nex1 Co. Ltd. (South Korea)	364,642
3,286	Lockheed Martin Corp.	1,594,334
24,632	Lyft, Inc., Class A*	276,371
63,750	Mitsubishi Electric Corp. (Japan)	629,322
5,388	Moog, Inc., Class A	468,918
13,082	Nabtesco Corp. (Japan)	319,691
17,404	Nidec Corp. (Japan)	1,064,395
100,474	Nikola Corp.*(a)	263,242
37,381	Nordex SE (Germany)*	462,642
8,013	Parsons Corp.*	396,643
7,336	PNE AG (Germany)	165,800
10,768	Proto Labs, Inc.*	285,567
7,564	Shibaura Machine Co. Ltd. (Japan)	148,635
46,547	Siemens Energy AG (Germany)	757,728
18,716	SunPower Corp.*	453,863
14,080	Sunrun, Inc.*	458,726
6,894	Textron, Inc.	492,094
4,261	Thales SA (France)	535,914
85,648	TuSimple Holdings, Inc., Class A*	192,708
57,132	Velo3D, Inc.*	115,978
4,091	Verisk Analytics, Inc.	751,558
36,860	Virgin Galactic Holdings, Inc.*(a)	187,617
14,442	Wallbox NV (Spain)*(a)	81,164
387,663	Xinjiang Goldwind Science & Technology Co. Ltd., Class H (China)(a)	416,692
79,775	Xinte Energy Co. Ltd., Class H (China)	186,215
17,909	Yaskawa Electric Corp. (Japan)	570,485

		20,677,055

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – 32.3%
16,756	ACI Worldwide, Inc.*	$ 350,200
4,519	Adobe, Inc.*	1,558,739
20,286	Advanced Micro Devices, Inc.*	1,574,802
617	Adyen NV (Netherlands)*(b)	929,944
24,537	Affirm Holdings, Inc.*	341,555
5,293	Akamai Technologies, Inc.*	502,094
20,015	Alkami Technology, Inc.*	251,589
4,754	Altair Engineering, Inc., Class A*	233,279
6,555	Alteryx, Inc., Class A*	293,992
14,231	Ambarella, Inc.*	1,055,940
7,290	Amphenol Corp., Class A	586,335
44,764	Apple, Inc.	6,626,415
5,354	Arista Networks, Inc.*	745,812
27,978	Atos SE (France)*(a)	288,652
3,582	Autodesk, Inc.*	723,385
29,341	AvidXchange Holdings, Inc.*	252,919
4,191	Belden, Inc.	337,124
28,973	BigCommerce Holdings, Inc.Series Series 1*	250,327
89,633	BlackBerry Ltd. (Canada)*	436,513
28,034	Block, Inc.*	1,899,864
494,475	BrainChip Holdings Ltd. (Australia)*	241,739
3,054	Broadcom, Inc.	1,682,846
21,554	C3.ai, Inc., Class A*	280,418
6,732	Canadian Solar, Inc. (Canada)*	241,342
6,681	CEVA, Inc.*	181,523
7,251	Ciena Corp.*	326,005
36,790	Cisco Systems, Inc.	1,829,199
12,358	Cloudflare, Inc., Class A*	607,272
9,735	Cognex Corp.	484,608
3,542	Consensus Cloud Solutions, Inc.*	201,150
46,235	Converge Technology Solutions Corp. (Canada)*	168,133
14,676	Corning, Inc.	500,892
6,710	Crowdstrike Holdings, Inc., Class A*	789,431
3,136	CyberArk Software Ltd.*	467,483
24,536	Dassault Systemes (France)	886,370
7,861	Digi International, Inc.*	333,857
7,225	Digital Garage, Inc. (Japan)	207,368
20,958	Dlocal Ltd. (Uruguay)*(a)	305,987
10,282	DocuSign, Inc.*	483,974
21,499	EngageSmart, Inc.*	364,838
4,440	Euronet Worldwide, Inc.*	412,698

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
1,966	ExlService Holdings, Inc.*	$ 368,035
12,849	Extreme Networks, Inc.*	269,444
1,031	Fair Isaac Corp.*	638,931
5,178	FARO Technologies, Inc.*	154,926
15,414	Fidelity National Information Services, Inc.	1,118,748
3,857	First Solar, Inc.*	665,448
3,006	FleetCor Technologies, Inc.*	589,777
15,796	Flywire Corp.*	342,615
10,567	ForgeRock, Inc., Class A*	229,832
19,129	Fortinet, Inc.*	1,016,898
21,530	Gen Digital, Inc.	494,329
5,767	Global Payments, Inc.	598,499
1,925	Globant SA*	360,706
9,591	GoDaddy, Inc., Class A*	758,936
51,675	Hewlett Packard Enterprise Co.	867,106
19,490	HP, Inc.	585,480
30,255	indie Semiconductor, Inc., Class A (China)*(a)	248,394
41,814	Infineon Technologies AG (Germany)	1,357,056
32,678	Infinera Corp.*	220,576
59,627	Innoviz Technologies Ltd. (Israel) *	320,197
13,723	Instructure Holdings, Inc.*	344,585
88,252	Intel Corp.	2,653,738
6,373	InterDigital, Inc.	319,733
10,391	International Business Machines Corp.	1,547,220
2,966	IPG Photonics Corp.*	269,995
3,279	Jack Henry & Associates, Inc.	620,879
13,037	Juniper Networks, Inc.	433,350
6,663	Kainos Group PLC (United Kingdom)	126,563
2,485	Keyence Corp. (Japan)	1,017,578
5,284	Keysight Technologies, Inc.*	955,823
12,636	KnowBe4, Inc., Class A*	311,983
5,942	Kontron AG (Austria)	94,220
85,156	Learning Technologies Group PLC (United Kingdom)	133,053
26,322	Marathon Digital Holdings, Inc.*(a)	166,355
62,365	Marqeta, Inc., Class A*	417,222
21,004	Marvell Technology, Inc.	977,106
6,393	Mastercard, Inc., Class A	2,278,465
11,611	Materialise NV ADR (Belgium)*	112,046
12,982	Maxeon Solar Technologies Ltd.*	298,846
7,054	MaxLinear, Inc.*	258,176
11,795	Micron Technology, Inc.	679,982

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
27,977	Microsoft Corp.	$ 7,138,052
1,282	MicroStrategy, Inc., Class A*(a)	253,951
10,758	nCino, Inc.*	280,999
15,443	NCR Corp.*	368,624
7,182	Nemetschek SE (Germany)	344,605
10,829	NETGEAR, Inc.*	213,656
9,264	NetScout Systems, Inc.*	345,362
42,298	NEXTDC Ltd. (Australia)*	279,587
2,429	Nice Ltd. ADR (Israel)*	471,639
146,170	Nokia OYJ ADR (Finland)	720,618
2,194	Novanta, Inc.*	346,103
12,381	Nuvei Corp. (Canada)*(b)	378,636
43,755	NVIDIA Corp.	7,404,659
4,509	NXP Semiconductors NV (China)	792,863
10,796	Okta, Inc.*	575,643
12,903	Open Text Corp. (Canada)	379,090
12,805	Oracle Corp.	1,063,199
2,445	OSI Systems, Inc.*	216,334
25,342	Pagseguro Digital Ltd., Class A (Brazil)*	266,851
6,177	Palo Alto Networks, Inc.*	1,049,472
41,283	Payoneer Global, Inc.*	222,928
18,523	PayPal Holdings, Inc.*	1,452,388
362,752	Paysafe Ltd.*	515,108
4,884	PTC, Inc.*	621,294
11,489	Q2 Holdings, Inc.*	312,501
3,672	Qorvo, Inc.*	364,446
13,464	QUALCOMM, Inc.	1,703,061
3,554	Renren, Inc. ADR (China)*	115,434
46,717	Riot Blockchain, Inc.*(a)	217,234
45,359	Sabre Corp.*	277,143
20,716	Salesforce, Inc.*	3,319,739
8,400	SAP SE (Germany)	903,481
27,719	Seiko Epson Corp. (Japan)	427,485
12,024	Semtech Corp.*	369,618
25,000	SentinelOne, Inc., Class A*	362,500
9,222	Shift4 Payments, Inc., Class A*	427,347
47,368	Shopify, Inc., Class A (Canada)*	1,936,404
5,452	Sierra Wireless, Inc. (Canada) *	159,907
3,154	Silicon Laboratories, Inc.*	458,718
7,632	Skyworks Solutions, Inc.	729,772
7,440	Snowflake, Inc., Class A*	1,063,176
7,014	Software AG (Germany)	176,072

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
50,225	Spirent Communications PLC (United Kingdom)	$ 168,074
7,200	Splunk, Inc.*	559,296
4,800	Sprout Social, Inc., Class A*	284,640
13,132	SS&C Technologies Holdings, Inc.	705,976
25,749	STMicroelectronics NV (Singapore)	955,907
29,211	StoneCo Ltd., Class A (Brazil)*	341,184
22,260	Stratasys Ltd.*	312,308
3,751	Synaptics, Inc.*	397,493
29,010	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	2,407,250
4,323	TD SYNNEX Corp.	442,243
18,922	Telos Corp.*	77,580
46,978	TELUS International CDA, Inc. (Philippines)*(a)	989,357
9,344	Tenable Holdings, Inc.*	356,754
12,619	Teradyne, Inc.	1,179,246
20,103	Toast, Inc., Class A*	369,091
28,066	TomTom NV (Netherlands) *	222,082
6,002	TTEC Holdings, Inc.	287,796
196,677	Tyro Payments Ltd. (Australia)*	231,159
48,481	UiPath, Inc., Class A*	604,558
10,479	Visa, Inc., Class A	2,273,943
2,256	WEX, Inc.*	381,580
2,813	Zebra Technologies Corp., Class A*	760,298
33,625	Zeta Global Holdings Corp., Class A*	281,777
5,209	Zscaler, Inc.*	695,141

		109,769,896

Real Estate – 0.9%
4,350	American Tower Corp. REIT	962,438
7,243	Digital Realty Trust, Inc. REIT	814,548
1,414	Equinix, Inc. REIT	976,579
11,091	Zillow Group, Inc., Class A*	414,803

		3,168,368

Utilities – 1.3%
9,041	Atlantica Sustainable Infrastructure PLC (Spain)	252,244
13,203	Avangrid, Inc.	564,692
15,944	Brookfield Renewable Corp., Class A	519,934
18,885	Brookfield Renewable Partners LP (Canada)	528,925

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
11,790	Dominion Energy, Inc.	$ 720,487
30,105	Innergex Renewable Energy, Inc. (Canada)	373,953
16,550	NextEra Energy, Inc.	1,401,785

		4,362,020

TOTAL COMMON STOCKS (Cost $379,879,426)		$339,009,535

Closed-End Fund – 0.1%
176,117	Greencoat UK Wind PLC/Funds
(Cost $315,247)		$ 314,187

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $380,194,673)		$339,323,722

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 2.5%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
8,343,001	3.727%	$ 8,343,001
(Cost $8,343,001)

TOTAL INVESTMENTS – 102.2% (Cost $388,537,674)		$347,666,723

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.2)%		(7,465,209)

NET ASSETS – 100.0%		$340,201,514

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.5%
Communication Services – 6.8%
50,808	Alphabet, Inc., Class A*	$ 5,131,100
45,627	Alphabet, Inc., Class C*	4,628,859
71,159	AT&T, Inc.	1,371,946
1,099	Charter Communications, Inc., Class A*	430,028
2,892	Electronic Arts, Inc.	378,216
3,140	Fox Corp., Class A	101,893
1,485	Fox Corp., Class B	45,322
4,101	Interpublic Group of Cos., Inc. (The)	140,910
182	Liberty Broadband Corp., Class A*	16,416
1,225	Liberty Broadband Corp., Class C*	111,304
220	Liberty Media Corp.-Liberty Formula One, Class A*	12,093
2,093	Liberty Media Corp.-Liberty Formula One, Class C*	127,547
783	Liberty Media Corp.-Liberty SiriusXM, Class A*	34,311
1,613	Liberty Media Corp.-Liberty SiriusXM, Class C*	70,698
10,198	Lumen Technologies, Inc.	55,783
4,572	Netflix, Inc.*	1,396,883
95	Paramount Global, Class A(a)	2,174
6,016	Paramount Global, Class B	120,801
4,914	Pinterest, Inc., Class A*	124,914
5,923	T-Mobile US, Inc.*	897,098
41,774	Verizon Communications, Inc.	1,628,351
19,027	Walt Disney Co. (The)*	1,862,172

		18,688,819

Consumer Discretionary – 9.8%
638	Advance Auto Parts, Inc.	96,332
92,659	Amazon.com, Inc.*	8,945,300
2,821	Aptiv PLC*	300,916
2,418	Aramark	100,589
2,097	Best Buy Co., Inc.	178,874
415	Booking Holdings, Inc.*	862,972
2,462	BorgWarner, Inc.	104,660
722	Brunswick Corp.	53,572
2,141	Caesars Entertainment, Inc.*	108,784
1,673	CarMax, Inc.*	116,039
9,985	Carnival Corp.*	99,151
289	Chipotle Mexican Grill, Inc.*	470,191
1,277	Darden Restaurants, Inc.	187,706
276	Deckers Outdoor Corp.*	110,091

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
568	Dick’s Sporting Goods, Inc.	$ 67,921
5,734	eBay, Inc.	260,553
1,319	Etsy, Inc.*	174,227
1,578	Expedia Group, Inc.*	168,593
41,149	Ford Motor Co.	571,971
2,063	Gap, Inc. (The)	29,996
1,607	Garmin Ltd.	149,435
15,183	General Motors Co.	615,822
328	Grand Canyon Education, Inc.*	37,087
1,404	Harley-Davidson, Inc.	66,171
1,371	Hasbro, Inc.	86,126
2,819	Hilton Worldwide Holdings, Inc.	402,046
10,791	Home Depot, Inc. (The)	3,496,176
1,335	Kohl’s Corp.	42,827
3,451	Las Vegas Sands Corp.*	161,645
621	Lear Corp.	89,573
6,676	Lowe’s Cos., Inc.	1,418,984
1,166	Lululemon Athletica, Inc.*	443,441
400	Marriott Vacations Worldwide Corp.	59,592
3,662	Mattel, Inc.*	66,758
3,425	MGM Resorts International	126,245
12,795	NIKE, Inc., Class B	1,403,484
1,167	Nordstrom, Inc.	24,472
4,363	Norwegian Cruise Line Holdings Ltd.*	71,728
838	Petco Health & Wellness Co., Inc.*	9,252
2,402	PulteGroup, Inc.	107,562
700	PVH Corp.	47,026
442	Ralph Lauren Corp.	49,999
3,602	Ross Stores, Inc.	423,847
2,298	Royal Caribbean Cruises Ltd.*	137,719
1,609	Service Corp. International	114,963
11,974	Starbucks Corp.	1,223,743
2,627	Tapestry, Inc.	99,222
4,835	Target Corp.	807,783
1,753	Tempur Sealy International, Inc.	55,693
552	Thor Industries, Inc.	47,549
12,260	TJX Cos., Inc. (The)	981,413
1,167	Tractor Supply Co.	264,104
857	Travel + Leisure Co.	33,312
1,966	Under Armour, Inc., Class A*	19,660
2,085	Under Armour, Inc., Class C*	18,181
3,647	VF Corp.	119,695
556	Whirlpool Corp.	81,471

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
712	Williams-Sonoma, Inc.	$ 83,233
926	Wyndham Hotels & Resorts, Inc.	67,894
1,087	Wynn Resorts Ltd.*	90,938
2,972	Yum! Brands, Inc.	382,378

		27,036,687

Consumer Staples – 6.7%
6,421	Archer-Daniels-Midland Co.	626,048
1,604	Bunge Ltd.	168,163
2,221	Campbell Soup Co.	119,201
1,411	Clorox Co. (The)	209,745
9,492	Colgate-Palmolive Co.	735,440
5,393	Conagra Brands, Inc.	204,826
4,623	Costco Wholesale Corp.	2,492,953
6,831	General Mills, Inc.	582,684
1,672	Hershey Co. (The)	393,204
3,286	Hormel Foods Corp.	154,442
751	Ingredion, Inc.	73,575
2,893	Kellogg Co.	211,044
9,829	Keurig Dr Pepper, Inc.	380,087
3,857	Kimberly-Clark Corp.	523,125
7,514	Kroger Co. (The)	369,614
2,873	McCormick & Co., Inc.	244,722
2,005	Molson Coors Beverage Co., Class B	110,496
15,847	Mondelez International, Inc., Class A	1,071,416
15,856	PepsiCo, Inc.	2,941,447
27,411	Procter & Gamble Co. (The)	4,088,625
5,822	Sysco Corp.	503,661
2,312	US Foods Holding Corp.*	84,573
15,054	Walmart, Inc.	2,294,531

		18,583,622

Energy – 5.3%
9,384	Baker Hughes Co.	272,324
2,455	Cheniere Energy, Inc.	430,509
19,401	Chevron Corp.	3,556,397
12,571	ConocoPhillips	1,552,644
6,488	Devon Energy Corp.	444,558
3,635	EQT Corp.	154,160
41,171	Exxon Mobil Corp.	4,583,979
2,785	Hess Corp.	400,789
19,604	Kinder Morgan, Inc.	374,829
4,914	Marathon Petroleum Corp.	598,574

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
8,075	Occidental Petroleum Corp.	$ 561,132
4,385	ONEOK, Inc.	293,444
4,747	Phillips 66	514,765
3,878	Valero Energy Corp.	518,178
12,015	Williams Cos., Inc. (The)	416,921

		14,673,203

Financials – 11.3%
387	Affiliated Managers Group, Inc.	62,083
6,387	Aflac, Inc.	459,417
2,745	Allstate Corp. (The)	367,556
3,140	Ally Financial, Inc.	84,811
5,873	American Express Co.	925,526
1,101	Ameriprise Financial, Inc.	365,477
2,146	Aon PLC, Class A	661,569
3,610	Arch Capital Group Ltd.*	216,275
542	Assurant, Inc.	69,495
606	Assured Guaranty Ltd.	40,341
793	Axis Capital Holdings Ltd.	45,645
71,648	Bank of America Corp.	2,711,877
7,487	Bank of New York Mellon Corp. (The)	343,653
1,139	Bank OZK	52,565
1,531	BlackRock, Inc.	1,096,196
726	Brighthouse Financial, Inc.*	40,467
3,711	Capital One Financial Corp.	383,124
1,078	Cboe Global Markets, Inc.	136,734
15,506	Charles Schwab Corp. (The)	1,279,865
19,747	Citigroup, Inc.	955,952
4,977	Citizens Financial Group, Inc.	210,925
1,331	Comerica, Inc.	95,486
1,116	Commerce Bancshares, Inc.	83,611
2,781	Discover Financial Services	301,349
3,813	Equitable Holdings, Inc.	121,025
387	FactSet Research Systems, Inc.	178,519
6,944	Fifth Third Bancorp	252,484
1,029	First American Financial Corp.	56,235
1,853	First Republic Bank	236,461
3,393	Goldman Sachs Group, Inc. (The)(b)	1,310,207
360	Hanover Insurance Group, Inc. (The)	53,028
3,288	Hartford Financial Services Group, Inc. (The)	251,105
14,785	Huntington Bancshares, Inc.	228,872
5,628	Intercontinental Exchange, Inc.	609,569
3,805	Invesco Ltd.	72,714

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
1,386	Janus Henderson Group PLC	$ 35,052
2,072	Jefferies Financial Group, Inc.	78,715
29,756	JPMorgan Chase & Co.	4,111,684
9,470	KeyCorp	178,131
910	Lazard Ltd., Class A	33,315
1,729	Lincoln National Corp.	67,327
812	LPL Financial Holdings, Inc.	192,209
5,113	Marsh & McLennan Cos., Inc.	885,469
6,850	MetLife, Inc.	525,395
3,075	MGIC Investment Corp.	42,220
1,629	Moody’s Corp.	485,882
12,775	Morgan Stanley	1,188,969
254	Morningstar, Inc.	62,263
804	MSCI, Inc.	408,295
3,503	Nasdaq, Inc.	239,815
1,185	PacWest Bancorp	30,952
4,212	PNC Financial Services Group, Inc. (The)	708,711
2,514	Principal Financial Group, Inc.	225,456
5,955	Progressive Corp. (The)	786,953
3,826	Prudential Financial, Inc.	413,323
9,525	Regions Financial Corp.	221,075
680	Reinsurance Group of America, Inc.	98,192
3,400	S&P Global, Inc.	1,199,520
599	SVB Financial Group*	138,836
4,678	Synchrony Financial	175,799
2,281	T. Rowe Price Group, Inc.	284,920
2,415	Travelers Cos., Inc. (The)	458,391
13,560	Truist Financial Corp.	634,744
2,201	Umpqua Holdings Corp.	44,614
2,041	Unum Group	86,089
13,687	US Bancorp	621,253
992	Voya Financial, Inc.	65,452
1,780	Webster Financial Corp.	96,725
38,688	Wells Fargo & Co.	1,855,090
1,114	Willis Towers Watson PLC	274,222

		31,315,276

Health Care – 15.2%
754	10X Genomics, Inc., Class A*	29,150
14,063	Abbott Laboratories	1,512,898
14,495	AbbVie, Inc.	2,336,304
2,458	Agilent Technologies, Inc.	380,941
644	Align Technology, Inc.*	126,649

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
990	Alnylam Pharmaceuticals, Inc.*	$ 218,384
1,692	AmerisourceBergen Corp.	288,807
4,380	Amgen, Inc.	1,254,432
4,125	Baxter International, Inc.	233,186
2,329	Becton Dickinson and Co.	580,713
1,195	Biogen, Inc.*	364,678
1,512	BioMarin Pharmaceutical, Inc.*	152,682
11,702	Boston Scientific Corp.*	529,750
17,467	Bristol-Myers Squibb Co.	1,402,251
2,232	Cardinal Health, Inc.	178,939
1,399	Catalent, Inc.*	70,132
4,659	Centene Corp.*	405,566
2,455	Cigna Corp.	807,425
15,034	CVS Health Corp.	1,531,664
5,310	Danaher Corp.	1,451,807
1,756	DENTSPLY SIRONA, Inc.	53,137
5,065	Edwards Lifesciences Corp.*	391,271
1,976	Elevance Health, Inc.	1,053,050
6,910	Eli Lilly & Co.	2,564,163
2,588	Exelixis, Inc.*	44,203
10,295	Gilead Sciences, Inc.	904,210
1,795	HCA Healthcare, Inc.	431,195
1,107	Henry Schein, Inc.*	89,578
2,015	Hologic, Inc.*	153,462
1,839	Horizon Therapeutics PLC*	184,433
1,036	Humana, Inc.	569,696
683	IDEXX Laboratories, Inc.*	290,869
1,288	Illumina, Inc.*	280,887
2,934	Intuitive Surgical, Inc.*	793,324
1,520	IQVIA Holdings, Inc.*	331,390
21,585	Johnson & Johnson	3,842,130
740	Laboratory Corp. of America Holdings	178,118
10,963	Medtronic PLC	866,516
20,749	Merck & Co., Inc.	2,284,880
218	Mettler-Toledo International, Inc.*	320,364
2,770	Moderna, Inc.*	487,271
46,355	Pfizer, Inc.	2,323,776
959	Quest Diagnostics, Inc.	145,605
849	Regeneron Pharmaceuticals, Inc.*	638,193
1,185	ResMed, Inc.	272,787
1,114	Seagen, Inc.*	135,228
2,882	Stryker Corp.	674,071
1,315	Teladoc Health, Inc.*	37,491

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
3,209	Thermo Fisher Scientific, Inc.	$ 1,797,746
7,671	UnitedHealth Group, Inc.	4,201,867
1,142	Veeva Systems, Inc., Class A*	217,391
2,097	Vertex Pharmaceuticals, Inc.*	663,491
584	Waters Corp.*	202,414
607	West Pharmaceutical Services, Inc.	142,439
1,719	Zimmer Biomet Holdings, Inc.	206,452
3,861	Zoetis, Inc.	595,135

		42,224,591

Industrials – 8.6%
5,536	3M Co.	697,370
1,283	AECOM	109,055
1,290	Alaska Air Group, Inc.*	61,198
6,737	American Airlines Group, Inc.*	97,215
5,346	Boeing Co. (The)*	956,292
1,279	Booz Allen Hamilton Holding Corp.	136,086
8,262	Carrier Global Corp.	366,172
5,150	Caterpillar, Inc.	1,217,511
1,191	C.H. Robinson Worldwide, Inc.	119,362
672	Clean Harbors, Inc.*	80,640
20,863	CSX Corp.	682,011
1,374	Cummins, Inc.	345,094
2,733	Deere & Co.	1,205,253
6,677	Delta Air Lines, Inc.*	236,165
1,403	Dover Corp.	199,156
3,892	Eaton Corp. PLC	636,147
5,758	Emerson Electric Co.	551,444
2,342	FedEx Corp.	426,759
1,257	Fortune Brands Home & Security, Inc.	82,132
328	FTI Consulting, Inc.*	56,685
2,372	General Dynamics Corp.	598,669
10,681	General Electric Co.	918,246
6,574	Honeywell International, Inc.	1,443,322
384	Huntington Ingalls Industries, Inc.	89,073
740	IDEX Corp.	175,743
3,022	Illinois Tool Works, Inc.	687,414
3,959	Ingersoll Rand, Inc.	213,667
1,245	Jacobs Solutions, Inc.	157,542
6,782	Johnson Controls International PLC	450,596
1,876	L3Harris Technologies, Inc.	426,002
1,150	Leidos Holdings, Inc.	125,730
311	Lennox International, Inc.	80,994

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
546	Lincoln Electric Holdings, Inc.	$ 80,742
2,316	Lockheed Martin Corp.	1,123,700
3,237	Lyft, Inc., Class A*	36,319
1,969	MDU Resources Group, Inc.	62,004
1,427	Northrop Grumman Corp.	761,005
1,608	nVent Electric PLC	64,336
641	Oshkosh Corp.	59,017
4,124	Otis Worldwide Corp.	322,043
944	Owens Corning	83,865
1,387	Quanta Services, Inc.	207,884
14,505	Raytheon Technologies Corp.	1,431,934
2,724	Republic Services, Inc.	379,426
1,133	Rockwell Automation, Inc.	299,361
526	Schneider National, Inc., Class B	13,550
6,178	Southwest Airlines Co.*	246,564
1,438	Stanley Black & Decker, Inc.	117,513
2,059	Textron, Inc.	146,971
632	Timken Co. (The)	48,019
2,274	Trane Technologies PLC	405,727
1,875	TransUnion	118,275
19,728	Uber Technologies, Inc.*	574,874
3,403	United Airlines Holdings, Inc.*	150,311
7,171	United Parcel Service, Inc., Class B	1,360,554
680	United Rentals, Inc.*	240,060
1,514	Verisk Analytics, Inc.	278,137
5,484	Waste Management, Inc.	919,776
1,765	Westinghouse Air Brake Technologies Corp.	178,424
445	W.W. Grainger, Inc.	268,362
1,746	Xylem, Inc.	196,163

		23,803,661

Information Technology – 27.4%
6,180	Accenture PLC, Class A	1,859,747
3,986	Adobe, Inc.*	1,374,891
13,642	Advanced Micro Devices, Inc.*	1,059,028
1,321	Akamai Technologies, Inc.*	125,310
4,410	Analog Devices, Inc.	758,123
734	ANSYS, Inc.*	186,656
128,938	Apple, Inc.	19,086,692
7,334	Applied Materials, Inc.	803,806
1,837	Autodesk, Inc.*	370,982
4,072	Automatic Data Processing, Inc.	1,075,578
5,150	Block, Inc.*	349,016

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
3,336	Broadcom, Inc.	$ 1,838,236
1,190	Broadridge Financial Solutions, Inc.	177,441
2,303	Cadence Design Systems, Inc.*	396,208
1,141	CDW Corp.	215,238
1,478	Ciena Corp.*	66,451
41,323	Cisco Systems, Inc.	2,054,580
4,393	Cognizant Technology Solutions Corp., Class A	273,289
6,372	Corning, Inc.	217,476
2,185	Dell Technologies, Inc., Class C	97,866
1,667	DocuSign, Inc.*	78,466
514	Dolby Laboratories, Inc., Class A	38,483
2,310	Dropbox, Inc., Class A*	54,424
1,941	DXC Technology Co.*	57,589
654	Elastic NV*	40,018
502	F5, Inc.*	77,614
5,948	Fidelity National Information Services, Inc.	431,706
5,446	Fortinet, Inc.*	289,509
649	Gartner, Inc.*	227,390
4,819	Gen Digital, Inc.	110,644
1,320	GoDaddy, Inc., Class A*	104,452
10,960	Hewlett Packard Enterprise Co.	183,909
8,732	HP, Inc.	262,309
384	HubSpot, Inc.*	116,364
34,564	Intel Corp.	1,039,340
7,602	International Business Machines Corp.	1,131,938
2,328	Intuit, Inc.	948,870
1,133	Jabil, Inc.	81,791
3,172	Juniper Networks, Inc.	105,437
1,747	Keysight Technologies, Inc.*	316,015
1,198	KLA Corp.	470,994
1,156	Lam Research Corp.	546,071
7,162	Marvell Technology, Inc.	333,176
8,396	Mastercard, Inc., Class A	2,992,334
9,307	Micron Technology, Inc.	536,549
63,093	Microsoft Corp.	16,097,548
558	MKS Instruments, Inc.	46,794
550	MongoDB, Inc.*	83,980
1,634	Motorola Solutions, Inc.	444,775
1,103	National Instruments Corp.	45,245
1,853	NetApp, Inc.	125,281
443	New Relic, Inc.*	24,928
1,806	Nutanix, Inc., Class A*	51,038

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
20,342	NVIDIA Corp.	$ 3,442,477
1,258	Okta, Inc.*	67,077
3,662	ON Semiconductor Corp.*	275,382
12,777	Oracle Corp.	1,060,874
2,483	Palo Alto Networks, Inc.*	421,862
11,292	PayPal Holdings, Inc.*	885,406
9,465	QUALCOMM, Inc.	1,197,228
718	RingCentral, Inc., Class A*	26,609
8,129	Salesforce, Inc.*	1,302,672
1,691	ServiceNow, Inc.*	703,963
1,359	Splunk, Inc.*	105,567
1,286	Synopsys, Inc.*	436,648
862	Teradata Corp.*	29,437
7,789	Texas Instruments, Inc.	1,405,603
1,447	Twilio, Inc., Class A*	70,932
366	Universal Display Corp.	41,219
793	VeriSign, Inc.*	158,449
16,059	Visa, Inc., Class A	3,484,803
1,504	VMware, Inc., Class A*	182,721
2,645	Western Digital Corp.*	97,204
3,749	Western Union Co. (The)	54,960
1,666	Workday, Inc., Class A*	279,721
502	Zebra Technologies Corp., Class A*	135,681
2,132	Zoom Video Communications, Inc., Class A*	160,817

		75,908,907

Materials – 2.6%
2,244	Air Products and Chemicals, Inc.	695,999
1,186	Albemarle Corp.	329,696
1,820	Alcoa Corp.	91,237
639	AptarGroup, Inc.	67,824
825	Avery Dennison Corp.	159,497
3,005	Ball Corp.	168,520
1,222	Berry Global Group, Inc.	71,609
1,096	Celanese Corp.	117,601
2,013	CF Industries Holdings, Inc.	217,787
1,564	Chemours Co. (The)	48,562
8,304	Corteva, Inc.	557,697
7,281	Dow, Inc.	371,113
4,887	DuPont de Nemours, Inc.	344,582
1,239	Eastman Chemical Co.	107,322
2,514	Ecolab, Inc.	376,673
1,275	FMC Corp.	166,566

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
14,447	Freeport-McMoRan, Inc.	$ 574,991
2,979	Graphic Packaging Holding Co.	68,457
3,662	International Paper Co.	135,933
2,603	LyondellBasell Industries NV, Class A	221,281
606	Martin Marietta Materials, Inc.	222,087
8,051	Newmont Corp.	382,181
2,651	Nucor Corp.	397,517
900	Packaging Corp. of America	122,301
409	Scotts Miracle-Gro Co. (The)	22,875
1,419	Sealed Air Corp.	75,533
2,333	Sherwin-Williams Co. (The)	581,337
948	Sonoco Products Co.	58,179
1,290	Vulcan Materials Co.	236,496
2,470	Westrock Co.	93,662

		7,085,115

Real Estate – 3.1%
6,490	American Tower Corp. REIT	1,435,912
3,756	Americold Realty Trust, Inc. REIT	112,117
1,953	AvalonBay Communities, Inc. REIT	341,580
2,189	Boston Properties, Inc. REIT	157,783
1,448	Camden Property Trust REIT	174,238
4,478	CBRE Group, Inc., Class A*	356,449
6,036	Crown Castle, Inc. REIT	853,671
3,970	Digital Realty Trust, Inc. REIT	446,466
2,361	Douglas Emmett, Inc. REIT	40,893
1,270	Equinix, Inc. REIT	877,125
5,175	Equity Residential REIT	335,650
908	Essex Property Trust, Inc. REIT	200,105
511	Howard Hughes Corp. (The)*	38,090
666	Jones Lang LaSalle, Inc.*	112,001
8,440	Kimco Realty Corp. REIT	193,445
12,857	Prologis, Inc. REIT	1,514,426
1,490	SBA Communications Corp. REIT	445,957
4,525	UDR, Inc. REIT	187,652
5,579	Ventas, Inc. REIT	259,591
10,405	Weyerhaeuser Co. REIT	340,348
798	Zillow Group, Inc., Class A*	29,845
2,239	Zillow Group, Inc., Class C*	85,037

		8,538,381

Utilities – 2.7%
8,809	AES Corp. (The)	254,756

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
3,309	Alliant Energy Corp.	$ 186,297
3,399	Ameren Corp.	303,599
6,794	American Electric Power Co., Inc.	657,659
936	Avangrid, Inc.	40,033
4,687	Consolidated Edison, Inc.	459,513
4,312	Constellation Energy Corp.	414,469
10,998	Dominion Energy, Inc.	672,088
2,564	DTE Energy Co.	297,450
10,177	Duke Energy Corp.	1,016,988
4,966	Edison International	331,033
2,681	Entergy Corp.	311,720
4,552	Eversource Energy	377,179
13,119	Exelon Corp.	542,733
663	IDACORP, Inc.	73,281
3,115	NRG Energy, Inc.	132,232
9,732	PPL Corp.	287,289
6,576	Public Service Enterprise Group, Inc.	398,177
4,157	Sempra Energy	690,852
5,426	Vistra Corp.	132,014

		7,579,362

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $238,626,153)		$275,437,624

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,116	3.727%	$ 2,116
(Cost $2,116)

TOTAL INVESTMENTS – 99.5% (Cost $238,628,269)		$275,439,740

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		1,458,408

NET ASSETS – 100.0%		$276,898,148

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS EQUITY ETFS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Money Market Funds — Investments in the Funds (“Underlying Money Market Fund”) are valued at the NAV per share on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS EQUITY ETFS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November 30, 2022:

BLOOMBERG CLEAN ENERGY EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,222,133	$39,070	$—
Europe	1,914,450	—	—
North America	3,426,935	—	—
South America	48,797	10,947	—
Securities Lending Reinvestment Vehicle	30,902	—	—

Total	$7,643,217	$50,017	$—

EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$1,276,605	$—	$—
North America	594,347,134	—	—

Total	$595,623,739	$—	$—

HEDGE INDUSTRY VIP ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$3,391,549	$—	$—
North America	137,372,496	—	—
South America	2,680,306	—	—

Total	$143,444,351	$—	$—

INNOVATE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$44,407,725	$—	$—
Europe	33,241,095	—	—
North America	256,359,706	613,330	—
Oceania	1,800,191	—	—
South America	2,901,675	—	—
Securities Lending Reinvestment Vehicle	8,343,001	—	—

Total	$347,053,393	$613,330	$—

JUST U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$275,437,624	$—	$—
Securities Lending Reinvestment Vehicle	2,116	—	—

Total	$275,439,740	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

(b)	The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS EQUITY ETFS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of November 30, 2022, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS EQUITY ETFS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Index Risk — GSAM, JUST Capital Foundation, Inc. and Solactive AG (the “Index Providers”) construct the respective Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Providers rely on third party data they believe to be reliable in constructing each respective Index, but they do not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Providers for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Providers can guarantee the availability or timeliness of the production of the Index. Furthermore, Solactive AG, the index provider for the Goldman Sachs Equal Weight U.S. Large Cap Equity ETF and Goldman Sachs Innovate Equity ETF, and JUST Capital Foundation, Inc., the index provider for the Goldman Sachs JUST U.S. Large Cap Equity ETF, may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.